Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets
Schedule of intangible assets subject to amortization

	As at December 31,	As at December 31,
USD’000	2025	2024
Crypto assets under the cost‑less‑impairment model:
WECAN tokens	500	—

Crypto assets measured at fair value:
Ethereum (ETH) and Polygon (POL)	121	96
Total crypto assets, net	621	96

Intangible assets subject to amortization:
Trademarks	834	139
Patents	2,281	2,281
License agreements	16,535	11,378
Customer Relationships	13,127	—
Other intangibles	11,662	6,499
Total intangible assets gross	44,439	20,297
Accumulated amortization for:
Trademarks	(190)	(139)
Patents	(2,281)	(2,281)
License agreements	(13,549)	(11,378)
Customer Relationships	(288)	—
Other intangibles	(7,679)	(6,499)
Total accumulated amortization	(23,987)	(20,297)
Total intangible assets subject to amortization, net	20,452	—
Total intangible assets, net	21,073	—
Amortization charge for the year	1,523	—

Schedule of intangible assets not subject to amortization

	As at December 31,	As at December 31,
USD’000	2025	2024
Crypto assets under the cost‑less‑impairment model:
WECAN tokens	500	—

Crypto assets measured at fair value:
Ethereum (ETH) and Polygon (POL)	121	96
Total crypto assets, net	621	96

Intangible assets subject to amortization:
Trademarks	834	139
Patents	2,281	2,281
License agreements	16,535	11,378
Customer Relationships	13,127	—
Other intangibles	11,662	6,499
Total intangible assets gross	44,439	20,297
Accumulated amortization for:
Trademarks	(190)	(139)
Patents	(2,281)	(2,281)
License agreements	(13,549)	(11,378)
Customer Relationships	(288)	—
Other intangibles	(7,679)	(6,499)
Total accumulated amortization	(23,987)	(20,297)
Total intangible assets subject to amortization, net	20,452	—
Total intangible assets, net	21,073	—
Amortization charge for the year	1,523	—

Schedule of reconciliation of crypto assets measured at fair value (ETH and POL)

For the year ended
Crypto assets measured at fair value (ETH and POL)	December 31,
USD’000	2025
Beginning balance at fair value	96
Gain from changes in fair value	25
Ending balance	121

Schedule of future amortization charges

Future estimated aggregate amortization expense
Year	USD’000
2026	3,625
2027	2,670
2028	1,476
2029	1,223
2030 and beyond	11,458
Total intangible assets subject to amortization, net	20,452